FINANCIAL INSTRUMENTS (Additional Information) (Details) pound in Millions	12 Months Ended
	Jan. 01, 2023 USD ($) shares pound	Dec. 31, 2022 USD ($)	Jan. 02, 2022 USD ($) shares pound
Disclosure of detailed information about hedged items [line items]
Cash flow hedges (note 15(d))	$ (54,964,000)		$ 73,847,000
Net losses in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 1,400,000
Total Return Swap
Disclosure of detailed information about hedged items [line items]
Term of TRS	1 year
Nominal amount of derivative | shares	362,608,000		319,639,000
Notional amount	$ 4,700,000		$ 30,000.00
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings		$ 0
Commodity risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Nominal amount of derivative | pound	118.9		251.0